Share capital - Footnotes (Details)				12 Months Ended
	Nov. 05, 2021 CAD ($) shares	Nov. 05, 2021 USD ($) $ / shares shares	May 12, 2021 CAD ($) Y $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Jun. 30, 2022 USD ($)
Disclosure of classes of share capital
Value of shares issued for services | $				$ 3,550	$ 525,000	$ 4,112,647
Issuance of units | $						84,083,757
Warrant exercise price (in USD per share) | $ / shares		$ 3.75
Warrants term	3 years	3 years
Share issuance costs | $						$ (5,240,756)
Share for services (in shares)				5,000	239,243	1,227,092
Share-based compensation | $				$ 4,156,762	$ 5,013,185	$ 8,497,830
Share issuance costs | $						$ 5,240,756
Restricted Common Shares
Disclosure of classes of share capital
Share-based compensation | $				$ 12,899	$ 244,213
Base Shelf Prospectus Offering, May 12, 2021
Disclosure of classes of share capital
Common share units issued			6,112,000
Price per share | $ / shares			$ 3.60
Issuance of units | $			$ 22,003,200
Number of warrants issued			433,400
Issuance price of warrant | $ / shares			$ 0.02
Proceeds from issuance of warrants | $			$ 8,668
Common share per common unit			1
Common share warrant for each unit			0.5
Number of shares warrant is exercisable into			1
Warrant exercise price (in USD per share) | $ / shares			$ 4.60
Warrants term			3 years
Assigned value of warrants issued as part of the units | $			$ 3,792,200
Warrants issued as part of common units			3,056,000
Base Shelf Prospectus Offering, May 12, 2021 | Risk-free interest rate
Disclosure of classes of share capital
Significant valuation assumptions to determine the fair value of the warrants			0.53
Base Shelf Prospectus Offering, May 12, 2021 | Expected volatility
Disclosure of classes of share capital
Significant valuation assumptions to determine the fair value of the warrants			81
Base Shelf Prospectus Offering, May 12, 2021 | Expected dividend yield
Disclosure of classes of share capital
Significant valuation assumptions to determine the fair value of the warrants			0
Base Shelf Prospectus Offering, May 12, 2021 | Expected life
Disclosure of classes of share capital
Significant valuation assumptions to determine the fair value of the warrants | Y			3
Base Shelf Prospectus Offering, May 12, 2021 | Shares Offering Underwriters
Disclosure of classes of share capital
Share issuance costs | $			$ 1,025,590
Base Shelf Prospectus Offering, November 5, 2021
Disclosure of classes of share capital
Common share units issued	16,350,000	16,350,000
Price per share | $ / shares		$ 3.07
Issuance of units	$ 62,080,558	$ 50,194,500
Common share per common unit	1	1
Common share warrant for each unit	0.5	0.5
Number of shares warrant is exercisable into	1	1
Warrant exercise price (in USD per share) | $ / shares		$ 3.75
Warrants term	3 years	3 years
Assigned value of warrants issued as part of the units | $	$ 11,577,426
Warrants issued as part of common units	8,175,000	8,175,000
Base Shelf Prospectus Offering, November 5, 2021 | Shares Offering Underwriters
Disclosure of classes of share capital
Share issuance costs	$ 3,724,833	$ 3,011,670
At-The-Market ("ATM") Program | Canaccord Genuity LLC and Cantor Fitzgerald & Co.
Disclosure of classes of share capital
ATM Program aggregate value | $							$ 50,000,000
Issuance of units (in shares)				0